Selected Financial Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Mar. 31, 2013 TransUnion Corp-Successor USIS	Dec. 31, 2012 TransUnion Corp-Successor USIS	Mar. 31, 2013 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor International	Mar. 31, 2013 TransUnion Corp-Successor Interactive	Dec. 31, 2012 TransUnion Corp-Successor Interactive	Mar. 31, 2013 TransUnion Corp-Successor Corporate	Dec. 31, 2012 TransUnion Corp-Successor Corporate	Mar. 31, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Mar. 31, 2012 TransUnion Corp-Predecessor USIS	Apr. 30, 2012 TransUnion Corp-Predecessor USIS	Dec. 31, 2011 TransUnion Corp-Predecessor USIS	Dec. 31, 2010 TransUnion Corp-Predecessor USIS	Mar. 31, 2012 TransUnion Corp-Predecessor International	Apr. 30, 2012 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor International	Dec. 31, 2010 TransUnion Corp-Predecessor International	Mar. 31, 2012 TransUnion Corp-Predecessor Interactive	Apr. 30, 2012 TransUnion Corp-Predecessor Interactive	Dec. 31, 2011 TransUnion Corp-Predecessor Interactive	Dec. 31, 2010 TransUnion Corp-Predecessor Interactive	Mar. 31, 2012 TransUnion Corp-Predecessor Corporate	Apr. 30, 2012 TransUnion Corp-Predecessor Corporate	Dec. 31, 2011 TransUnion Corp-Predecessor Corporate	Dec. 31, 2010 TransUnion Corp-Predecessor Corporate
Segment Reporting Information [Line Items]
Revenue	$ 290.5	$ 767.0	$ 183.7	$ 487.4	$ 55.7	$ 157.8	$ 51.1	$ 121.8			$ 280.6	$ 373.0	$ 1,024.0	$ 956.5	$ 180.7	$ 238.1	$ 660.1	$ 636.0	$ 56.6	$ 76.6	$ 216.1	$ 195.8	$ 43.3	$ 58.3	$ 147.8	$ 124.7
Operating income (loss)	$ 44.5	$ 142.1	$ 43.1	$ 121.9	$ 2.4	$ 19.1	$ 15.4	$ 48.7	$ (16.4)	$ (47.6)	$ 65.6	$ (0.2)	$ 252.7	$ 216.1	$ 55.6	$ 33.2	$ 185.8	$ 177.1	$ 14.8	$ 5.3	$ 66.7	$ 62.7	$ 9.9	$ 13.0	$ 56.5	$ 37.7	$ (14.7)	$ (51.7)	$ (56.3)	$ (61.4)